UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2005

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
Aerospace &                      7,100   Boeing Co.                                           $       553,303
Defense - 2.3%                   3,400   General Dynamics Corp.                                       217,532
                                 1,200   Goodrich Corp.                                                52,332
                                 7,300   Honeywell International, Inc.                                312,221
                                 1,078   L-3 Communications Holdings, Inc.                             92,482
                                 3,100   Lockheed Martin Corp.                                        232,903
                                 3,000   Northrop Grumman Corp.                                       204,870
                                 4,100   Raytheon Co.                                                 187,944
                                 1,700   Rockwell Collins, Inc.                                        95,795
                                 8,900   United Technologies Corp.                                    515,933
                                                                                              ---------------
                                                                                                    2,465,315
-------------------------------------------------------------------------------------------------------------
Air Freight &                    2,600   FedEx Corp.                                                  293,644
Logistics - 1.0%                   500   Ryder System, Inc.                                            22,390
                                 9,700   United Parcel Service, Inc. Class B                          769,986
                                                                                              ---------------
                                                                                                    1,086,020
-------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                  6,300   Southwest Airlines Co.                                       113,337
-------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%             300   Cooper Tire & Rubber Co.                                       4,302
                                 1,300   The Goodyear Tire & Rubber Co. (a)                            18,824
                                 1,600   Johnson Controls, Inc.                                       121,488
                                                                                              ---------------
                                                                                                      144,614
-------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%              15,500   Ford Motor Co.                                               123,380
                                 4,800   General Motors Corp.                                         102,096
                                 2,300   Harley-Davidson, Inc.                                        119,324
                                                                                              ---------------
                                                                                                      344,800
-------------------------------------------------------------------------------------------------------------
Beverages - 2.0%                 6,600   Anheuser-Busch Cos., Inc.                                    282,282
                                   800   Brown-Forman Corp. Class B                                    61,576
                                18,100   The Coca-Cola Co.                                            757,847
                                 2,900   Coca-Cola Enterprises, Inc.                                   58,986
                                 1,900   Constellation Brands, Inc. Class A (a)                        47,595
                                   600   Molson Coors Brewing Co. Class B                              41,172
                                 1,400   Pepsi Bottling Group, Inc.                                    42,546
                                14,500   PepsiCo, Inc.                                                837,955
                                                                                              ---------------
                                                                                                    2,129,959
-------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%            10,200   Amgen, Inc. (a)                                              742,050
                                 1,900   Applera Corp. - Applied Biosystems Group                      51,566
                                 2,900   Biogen Idec, Inc. (a)                                        136,590
                                 1,000   Chiron Corp. (a)                                              45,810
                                 2,200   Genzyme Corp. (a)                                            147,884
                                 4,000   Gilead Sciences, Inc. (a)                                    248,880
                                 2,000   Medimmune, Inc. (a)                                           73,160
                                                                                              ---------------
                                                                                                    1,445,940
-------------------------------------------------------------------------------------------------------------
Building Products - 0.2%         1,400   American Standard Cos., Inc.                                  60,004
                                 3,500   Masco Corp.                                                  113,715
                                                                                              ---------------
                                                                                                      173,719
-------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%           2,020   Ameriprise Financial, Inc.                                    91,021
                                 6,600   The Bank of New York Co., Inc.                               237,864
                                   900   The Bear Stearns Cos., Inc.                                  124,830
                                 9,300   The Charles Schwab Corp.                                     160,053
                                 3,400   E*Trade Financial Corp. (a)                                   91,732
                                   900   Federated Investors, Inc. Class B                             35,145
                                 1,200   Franklin Resources, Inc.                                     113,088

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                 3,800   Goldman Sachs Group, Inc.                            $       596,448
                                 2,200   Janus Capital Group, Inc.                                     50,974
                                 2,300   Lehman Brothers Holdings, Inc.                               332,419
                                 3,800   Mellon Financial Corp.                                       135,280
                                 8,100   Merrill Lynch & Co., Inc. (b)                                637,956
                                 9,600   Morgan Stanley                                               603,072
                                 1,500   Northern Trust Corp.                                          78,750
                                 2,800   State Street Corp.                                           169,204
                                 1,200   T. Rowe Price Group, Inc.                                     93,852
                                                                                              ---------------
                                                                                                    3,551,688
-------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                 1,800   Air Products & Chemicals, Inc.                               120,942
                                   600   Ashland, Inc.                                                 42,648
                                 8,300   The Dow Chemical Co.                                         336,980
                                 7,800   E.I. du Pont de Nemours & Co.                                329,238
                                   600   Eastman Chemical Co.                                          30,708
                                 1,800   Ecolab, Inc.                                                  68,760
                                 1,200   Engelhard Corp.                                               47,532
                                 1,000   Hercules, Inc. (a)                                            13,800
                                   900   International Flavors & Fragrances, Inc.                      30,888
                                 2,300   Monsanto Co.                                                 194,925
                                 1,400   PPG Industries, Inc.                                          88,690
                                 2,900   Praxair, Inc.                                                159,935
                                 1,100   Rohm & Haas Co.                                               53,757
                                   700   Sigma-Aldrich Corp.                                           46,053
                                   187   Tronox, Inc. Class B (a)                                       3,172
                                                                                              ---------------
                                                                                                    1,568,028
-------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.6%          3,300   AmSouth Bancorp                                               89,265
                                 4,600   BB&T Corp.                                                   180,320
                                40,659   Bank of America Corp.                                      1,851,611
                                 1,300   Comerica, Inc.                                                75,361
                                 1,251   Compass Bancshares, Inc.                                      63,313
                                 4,700   Fifth Third Bancorp                                          184,992
                                   900   First Horizon National Corp.                                  37,485
                                 2,500   Huntington Bancshares, Inc.                                   60,325
                                 3,800   KeyCorp                                                      139,840
                                   800   M&T Bank Corp.                                                91,312
                                 1,900   Marshall & Ilsley Corp.                                       82,802
                                 4,700   National City Corp.                                          164,030
                                 3,900   North Fork Bancorporation, Inc.                              112,437
                                 2,400   PNC Financial Services Group, Inc.                           161,544
                                 4,200   Regions Financial Corp.                                      147,714
                                 3,100   SunTrust Banks, Inc.                                         225,556
                                 2,900   Synovus Financial Corp.                                       78,561
                                16,100   U.S. Bancorp                                                 491,050
                                14,300   Wachovia Corp.                                               801,515
                                14,700   Wells Fargo & Co.                                            938,889
                                   900   Zions Bancorporation                                          74,457
                                                                                              ---------------
                                                                                                    6,052,379
-------------------------------------------------------------------------------------------------------------
Commercial Services &            2,200   Allied Waste Industries, Inc. (a)                             26,928
Supplies - 0.7%                  1,100   Avery Dennison Corp.                                          64,328
                                 8,800   Cendant Corp.                                                152,680

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                 1,300   Cintas Corp.                                         $        55,406
                                 1,300   Equifax, Inc.                                                 48,412
                                 1,000   Monster Worldwide, Inc. (a)                                   49,860
                                 2,100   Pitney Bowes, Inc.                                            90,153
                                 2,000   RR Donnelley & Sons Co.                                       65,440
                                 1,600   Robert Half International, Inc.                               61,776
                                 4,700   Waste Management, Inc.                                       165,910
                                                                                              ---------------
                                                                                                      780,893
-------------------------------------------------------------------------------------------------------------
Communications                     828   ADC Telecommunications, Inc. (a)                              21,189
Equipment - 2.9%                 1,600   Andrew Corp. (a)                                              19,648
                                 3,900   Avaya, Inc. (a)                                               44,070
                                 3,500   Ciena Corp. (a)                                               18,235
                                53,800   Cisco Systems, Inc. (a)                                    1,165,846
                                 1,900   Comverse Technology, Inc. (a)                                 44,707
                                13,100   Corning, Inc. (a)                                            352,521
                                12,600   JDS Uniphase Corp. (a)                                        52,542
                                37,600   Lucent Technologies, Inc. (a)                                114,680
                                21,500   Motorola, Inc.                                               492,565
                                14,500   QUALCOMM, Inc.                                               733,845
                                 3,400   Tellabs, Inc. (a)                                             54,060
                                                                                              ---------------
                                                                                                    3,113,908
-------------------------------------------------------------------------------------------------------------
Computers &                      7,300   Apple Computer, Inc. (a)                                     457,856
Peripherals - 3.5%              20,500   Dell, Inc. (a)                                               610,080
                                20,700   EMC Corp. (a)                                                282,141
                                 3,400   Gateway, Inc. (a)                                              7,446
                                25,100   Hewlett-Packard Co.                                          825,790
                                13,900   International Business Machines Corp.                      1,146,333
                                   900   Lexmark International, Inc. Class A (a)                       40,842
                                 1,700   NCR Corp. (a)                                                 71,043
                                 3,100   Network Appliance, Inc. (a)                                  111,693
                                 1,400   QLogic Corp. (a)                                              27,090
                                28,700   Sun Microsystems, Inc. (a)                                   147,231
                                                                                              ---------------
                                                                                                    3,727,545
-------------------------------------------------------------------------------------------------------------
Construction &                     800   Fluor Corp.                                                   68,640
Engineering - 0.1%
-------------------------------------------------------------------------------------------------------------
Construction                     1,000   Vulcan Materials Co.                                          86,650
Materials - 0.1%
-------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%         10,800   American Express Co.                                         567,540
                                 2,700   Capital One Financial Corp.                                  217,404
                                 3,700   SLM Corp.                                                    192,178
                                                                                              ---------------
                                                                                                      977,122
-------------------------------------------------------------------------------------------------------------
Containers &                     1,100   Ball Corp.                                                    48,213
Packaging - 0.2%                 1,000   Bemis Co.                                                     31,580
                                 1,500   Pactiv Corp. (a)                                              36,810
                                   800   Sealed Air Corp.                                              46,296
                                 1,100   Temple-Inland, Inc.                                           49,005
                                                                                              ---------------
                                                                                                      211,904
-------------------------------------------------------------------------------------------------------------
Distributors - 0.1%              1,700   Genuine Parts Co.                                             74,511
-------------------------------------------------------------------------------------------------------------
Diversified Consumer             1,200   Apollo Group, Inc. Class A (a)                                63,012
Services - 0.1%                  3,000   H&R Block, Inc.                                               64,950
                                                                                              ---------------
                                                                                                      127,962
-------------------------------------------------------------------------------------------------------------
Diversified Financial            1,700   CIT Group, Inc.                                               90,984
Services - 3.4%                 43,900   Citigroup, Inc.                                            2,073,836

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                30,500   JPMorgan Chase & Co.                                 $     1,270,020
                                 2,300   Moody's Corp.                                                164,358
                                                                                              ---------------
                                                                                                    3,599,198
-------------------------------------------------------------------------------------------------------------
Diversified                     34,689   AT&T, Inc.                                                   937,991
Telecommunication               15,700   BellSouth Corp.                                              544,005
Services - 2.4%                  1,100   CenturyTel, Inc.                                              43,032
                                 3,500   Citizens Communications Co.                                   46,445
                                13,900   Qwest Communications International Inc. (a)                   94,520
                                25,600   Verizon Communications, Inc.                                 871,936
                                                                                              ---------------
                                                                                                    2,537,929
-------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.4%        1,500   Allegheny Energy, Inc. (a)                                    50,775
                                 3,200   American Electric Power Co., Inc.                            108,864
                                 1,900   Cinergy Corp.                                                 86,279
                                 3,000   Edison International                                         123,540
                                 1,700   Entergy Corp.                                                117,198
                                 5,900   Exelon Corp.                                                 312,110
                                 3,300   FPL Group, Inc.                                              132,462
                                 2,700   FirstEnergy Corp.                                            132,030
                                 3,500   PPL Corp.                                                    102,900
                                 1,000   Pinnacle West Capital Corp.                                   39,100
                                 2,300   Progress Energy, Inc.                                        101,154
                                 6,300   The Southern Co.                                             206,451
                                                                                              ---------------
                                                                                                    1,512,863
-------------------------------------------------------------------------------------------------------------
Electrical                       1,700   American Power Conversion Corp.                               39,287
Equipment - 0.5%                   900   Cooper Industries Ltd. Class A                                78,210
                                 3,500   Emerson Electric Co.                                         292,705
                                 1,700   Rockwell Automation, Inc.                                    122,247
                                                                                              ---------------
                                                                                                      532,449
-------------------------------------------------------------------------------------------------------------
Electronic Equipment &           4,119   Agilent Technologies, Inc. (a)                               154,669
Instruments - 0.4%               1,600   Jabil Circuit, Inc. (a)                                       68,576
                                 1,500   Molex, Inc.                                                   49,800
                                 4,900   Sanmina-SCI Corp. (a)                                         20,090
                                 9,300   Solectron Corp. (a)                                           37,200
                                 2,400   Symbol Technologies, Inc.                                     25,392
                                   900   Tektronix, Inc.                                               32,139
                                                                                              ---------------
                                                                                                      387,866
-------------------------------------------------------------------------------------------------------------
Energy Equipment &               2,900   BJ Services Co.                                              100,340
Services - 1.8%                  2,800   Baker Hughes, Inc.                                           191,520
                                 4,500   Halliburton Co.                                              328,590
                                 1,300   Nabors Industries Ltd. (a)                                    93,054
                                 1,607   National Oilwell Varco, Inc. (a)                             103,041
                                 1,100   Noble Corp.                                                   89,210
                                   800   Rowan Cos., Inc.                                              35,168
                                 5,100   Schlumberger Ltd.                                            645,507
                                 2,800   Transocean, Inc. (a)                                         224,840
                                 2,200   Weatherford International Ltd. (a)                           100,650
                                                                                              ---------------
                                                                                                    1,911,920
-------------------------------------------------------------------------------------------------------------
Food & Staples                   3,000   Albertson's, Inc.                                             77,010
Retailing - 2.3%                 6,900   CVS Corp.                                                    206,103
                                 4,000   Costco Wholesale Corp.                                       216,640
                                 6,500   The Kroger Co.                                               132,340

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                 1,300   SUPERVALU Inc.                                       $        40,066
                                 5,300   SYSCO Corp.                                                  169,865
                                 4,100   Safeway, Inc.                                                102,992
                                21,800   Wal-Mart Stores, Inc.                                      1,029,832
                                 8,800   Walgreen Co.                                                 379,544
                                 1,200   Whole Foods Market, Inc.                                      79,728
                                                                                              ---------------
                                                                                                    2,434,120
-------------------------------------------------------------------------------------------------------------
Food Products - 1.1%             5,500   Archer-Daniels-Midland Co.                                   185,075
                                 1,800   Campbell Soup Co.                                             58,320
                                 4,200   ConAgra Foods, Inc.                                           90,132
                                 1,200   Dean Foods Co. (a)                                            46,596
                                 3,100   General Mills, Inc.                                          157,108
                                 2,800   HJ Heinz Co.                                                 106,176
                                 1,700   The Hershey Co.                                               88,791
                                 2,400   Kellogg Co.                                                  105,696
                                 1,300   McCormick & Co., Inc.                                         44,018
                                 7,200   Sara Lee Corp.                                               128,736
                                 2,500   Tyson Foods, Inc. Class A                                     34,350
                                 1,700   Wm. Wrigley Jr. Co.                                          108,800
                                                                                              ---------------
                                                                                                    1,153,798
-------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%               200   Nicor, Inc.                                                    7,912
                                   200   Peoples Energy Corp.                                           7,128
                                                                                              ---------------
                                                                                                       15,040
-------------------------------------------------------------------------------------------------------------
Health Care Equipment &            400   Bausch & Lomb, Inc.                                           25,480
Supplies - 2.0%                  5,600   Baxter International, Inc.                                   217,336
                                 2,300   Becton Dickinson & Co.                                       141,634
                                 2,000   Biomet, Inc.                                                  71,040
                                 5,300   Boston Scientific Corp. (a)                                  122,165
                                 1,000   CR Bard, Inc.                                                 67,810
                                 1,000   Fisher Scientific International (a)                           68,050
                                 2,900   Guidant Corp.                                                226,374
                                 1,500   Hospira, Inc. (a)                                             59,190
                                10,500   Medtronic, Inc.                                              532,875
                                   500   Millipore Corp. (a)                                           36,530
                                 1,300   PerkinElmer, Inc.                                             30,511
                                 3,300   St. Jude Medical, Inc. (a)                                   135,300
                                 2,600   Stryker Corp.                                                115,284
                                 1,600   Thermo Electron Corp. (a)                                     59,344
                                 1,100   Waters Corp. (a)                                              47,465
                                 2,100   Zimmer Holdings, Inc. (a)                                    141,960
                                                                                              ---------------
                                                                                                    2,098,348
-------------------------------------------------------------------------------------------------------------
Health Care Providers &          5,000   Aetna, Inc.                                                  245,700
Services - 2.8%                  1,600   AmerisourceBergen Corp.                                       77,232
                                 3,800   Cardinal Health, Inc.                                        283,176
                                 4,000   Caremark Rx, Inc.                                            196,720
                                 1,100   Cigna Corp.                                                  143,682
                                 1,350   Coventry Health Care, Inc. (a)                                72,873
                                 1,200   Express Scripts, Inc. (a)                                    105,480
                                 3,390   HCA, Inc.                                                    155,228
                                 1,900   Health Management Associates, Inc. Class A                    40,983
                                 1,300   Humana, Inc. (a)                                              68,445

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                 2,000   IMS Health, Inc.                                     $        51,540
                                 1,300   Laboratory Corp. of America Holdings (a)                      76,024
                                   600   Manor Care, Inc.                                              26,610
                                 2,800   McKesson Corp.                                               145,964
                                 2,600   Medco Health Solutions, Inc. (a)                             148,772
                                 1,600   Quest Diagnostics, Inc.                                       82,080
                                 4,400   Tenet Healthcare Corp. (a)                                    32,472
                                11,100   UnitedHealth Group, Inc.                                     620,046
                                 5,800   WellPoint, Inc. (a)                                          449,094
                                                                                              ---------------
                                                                                                    3,022,121
-------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &            3,600   Carnival Corp.                                               170,532
Leisure - 1.4%                   1,200   Darden Restaurants, Inc.                                      49,236
                                 1,500   Harrah's Entertainment, Inc.                                 116,940
                                 2,600   Hilton Hotels Corp.                                           66,196
                                 3,100   International Game Technology                                109,182
                                 1,400   Marriott International, Inc. Class A                          96,040
                                10,700   McDonald's Corp.                                             367,652
                                 6,500   Starbucks Corp. (a)                                          244,660
                                 1,800   Starwood Hotels & Resorts Worldwide, Inc.                    121,914
                                   900   Wendy's International, Inc.                                   55,854
                                 2,400   Yum! Brands, Inc.                                            117,264
                                                                                              ---------------
                                                                                                    1,515,470
-------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%          600   Black & Decker Corp.                                          52,134
                                 1,100   Centex Corp.                                                  68,189
                                 2,500   DR Horton, Inc.                                               83,050
                                 1,200   Fortune Brands, Inc.                                          96,756
                                   500   Harman International Industries, Inc.                         55,565
                                   600   KB HOME                                                       38,988
                                 1,800   Leggett & Platt, Inc.                                         43,866
                                 1,097   Lennar Corp. Class A                                          66,237
                                   900   Maytag Corp.                                                  19,197
                                 2,200   Newell Rubbermaid, Inc.                                       55,418
                                 1,900   Pulte Homes, Inc.                                             72,998
                                   600   Snap-On, Inc.                                                 22,872
                                   800   The Stanley Works                                             40,528
                                   600   Whirlpool Corp.                                               54,882
                                                                                              ---------------
                                                                                                      770,680
-------------------------------------------------------------------------------------------------------------
Household Products - 2.1%        1,200   Clorox Co.                                                    71,820
                                 4,400   Colgate-Palmolive Co.                                        251,240
                                 4,000   Kimberly-Clark Corp.                                         231,200
                                29,002   Procter & Gamble Co.                                       1,671,095
                                                                                              ---------------
                                                                                                    2,225,355
-------------------------------------------------------------------------------------------------------------
IT Services - 1.0%               1,000   Affiliated Computer Services, Inc. Class A (a)                59,660
                                 4,900   Automatic Data Processing, Inc.                              223,832
                                 1,500   Computer Sciences Corp. (a)                                   83,325
                                 1,400   Convergys Corp. (a)                                           25,494
                                 4,700   Electronic Data Systems Corp.                                126,101
                                 6,600   First Data Corp.                                             309,012
                                 1,500   Fiserv, Inc. (a)                                              63,825
                                 2,800   Paychex, Inc.                                                116,648
                                 1,400   Sabre Holdings Corp. Class A                                  32,942
                                 3,500   Unisys Corp. (a)                                              24,115
                                                                                              ---------------
                                                                                                    1,064,954
-------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
Independent Power                5,900   The AES Corp. (a)                                    $       100,654
Producers & Energy               1,700   Constellation Energy Group, Inc.                              93,007
Traders - 0.6%                   8,300   Duke Energy Corp. (a)                                        241,945
                                 3,200   Dynegy, Inc. Class A (a)                                      15,360
                                 4,000   TXU Corp.                                                    179,040
                                                                                              ---------------
                                                                                                      630,006
-------------------------------------------------------------------------------------------------------------
Industrial                       6,700   3M Co.                                                       507,123
Conglomerates - 4.0%            91,500   General Electric Co.                                       3,182,370
                                 1,100   Textron, Inc.                                                102,729
                                17,800   Tyco International Ltd.                                      478,464
                                                                                              ---------------
                                                                                                    4,270,686
-------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                 2,600   ACE Ltd.                                                     135,226
                                 1,000   AMBAC Financial Group, Inc.                                   79,600
                                 2,800   AON Corp.                                                    116,228
                                 4,500   Aflac, Inc.                                                  203,085
                                 5,600   The Allstate Corp.                                           291,816
                                22,700   American International Group, Inc.                         1,500,243
                                 1,700   Chubb Corp.                                                  162,248
                                 1,690   Cincinnati Financial Corp.                                    71,098
                                 3,200   Genworth Financial, Inc. Class A                             106,976
                                 2,500   Hartford Financial Services Group, Inc.                      201,375
                                 1,300   Jefferson-Pilot Corp.                                         72,722
                                 1,600   Lincoln National Corp.                                        87,344
                                 1,200   Loews Corp.                                                  121,440
                                 1,300   MBIA, Inc.                                                    78,169
                                 4,800   Marsh & McLennan Cos., Inc.                                  140,928
                                 6,500   Metlife, Inc.                                                314,405
                                 2,600   Principal Financial Group, Inc.                              126,880
                                 1,700   The Progressive Corp.                                        177,242
                                 4,400   Prudential Financial, Inc.                                   333,564
                                 1,200   Safeco Corp.                                                  60,252
                                 6,200   The St. Paul Travelers Cos., Inc.                            259,098
                                 1,000   Torchmark Corp.                                               57,100
                                 2,800   UnumProvident Corp.                                           57,344
                                 1,400   XL Capital Ltd. Class A                                       89,754
                                                                                              ---------------
                                                                                                    4,844,137
-------------------------------------------------------------------------------------------------------------
Internet & Catalog               2,700   Amazon.com, Inc. (a)                                          98,577
Retail - 0.5%                   10,000   eBay, Inc. (a)                                               390,600
                                                                                              ---------------
                                                                                                      489,177
-------------------------------------------------------------------------------------------------------------
Internet Software &              1,700   Google, Inc. Class A (a)                                     663,000
Services - 1.0%                  2,200   VeriSign, Inc. (a)                                            52,778
                                10,800   Yahoo!, Inc. (a)                                             348,408
                                                                                              ---------------
                                                                                                    1,064,186
-------------------------------------------------------------------------------------------------------------
Leisure Equipment &                700   Brunswick Corp.                                               27,202
Products - 0.2%                  2,300   Eastman Kodak Co.                                             65,412
                                 1,800   Hasbro, Inc.                                                  37,980
                                 3,800   Mattel, Inc.                                                  68,894
                                                                                              ---------------
                                                                                                      199,488
-------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
Machinery - 1.5%                 5,800   Caterpillar, Inc.                                    $       416,498
                                   400   Cummins, Inc.                                                 42,040
                                 2,100   Danaher Corp.                                                133,455
                                 2,000   Deere & Co.                                                  158,100
                                 1,900   Dover Corp.                                                   92,264
                                 1,400   Eaton Corp.                                                  102,158
                                 1,400   ITT Industries, Inc.                                          78,708
                                 1,700   Illinois Tool Works, Inc.                                    163,727
                                 3,100   Ingersoll-Rand Co. Class A                                   129,549
                                   700   Navistar International Corp. (a)                              19,306
                                 1,600   PACCAR, Inc.                                                 112,768
                                 1,300   Pall Corp.                                                    40,547
                                 1,100   Parker Hannifin Corp.                                         88,671
                                                                                              ---------------
                                                                                                    1,577,791
-------------------------------------------------------------------------------------------------------------
Media - 3.1%                     6,750   CBS Corp. Class B                                            161,865
                                 4,900   Clear Channel Communications, Inc.                           142,149
                                19,100   Comcast Corp. Class A (a)                                    499,656
                                   400   Dow Jones & Co., Inc.                                         15,720
                                   700   EW Scripps Co. Class A                                        31,297
                                 2,000   Gannett Co., Inc.                                            119,840
                                 3,200   Interpublic Group of Cos., Inc. (a)                           30,592
                                   500   Knight-Ridder, Inc.                                           31,605
                                 3,400   The McGraw-Hill Cos., Inc.                                   195,908
                                   400   Meredith Corp.                                                22,316
                                 1,100   New York Times Co. Class A                                    27,841
                                21,700   News Corp. Class A                                           360,437
                                 1,500   Omnicom Group                                                124,875
                                40,000   Time Warner, Inc.                                            671,600
                                 2,100   Tribune Co.                                                   57,603
                                 2,200   Univision Communications, Inc. Class A (a)                    75,834
                                 6,750   Viacom, Inc. Class B (a)                                     261,900
                                16,500   Walt Disney Co.                                              460,185
                                                                                              ---------------
                                                                                                    3,291,223
-------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%           7,400   Alcoa, Inc.                                                  226,144
                                   900   Allegheny Technologies, Inc.                                  55,062
                                 1,500   Freeport-McMoRan Copper & Gold, Inc. Class B                  89,655
                                 3,700   Newmont Mining Corp.                                         191,993
                                 1,300   Nucor Corp.                                                  136,227
                                 1,600   Phelps Dodge Corp.                                           128,848
                                   900   United States Steel Corp.                                     54,612
                                                                                              ---------------
                                                                                                      882,541
-------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%           1,600   Ameren Corp.                                                  79,712
                                 2,200   CMS Energy Corp. (a)                                          28,490
                                 3,100   Centerpoint Energy, Inc.                                      36,983
                                 2,000   Consolidated Edison, Inc.                                     87,000
                                 1,700   DTE Energy Co.                                                68,153
                                 2,900   Dominion Resources, Inc.                                     200,187
                                 1,700   KeySpan Corp.                                                 69,479
                                 2,600   NiSource, Inc.                                                52,572
                                 2,900   PG&E Corp.                                                   112,810
                                 2,200   Public Service Enterprise Group, Inc.                        140,888
                                 2,400   Sempra Energy                                                111,504

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                 2,100   TECO Energy                                          $        33,852
                                 3,900   Xcel Energy, Inc.                                             70,785
                                                                                              ---------------
                                                                                                    1,092,415
-------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%          1,000   Big Lots, Inc. (a)                                            13,960
                                   700   Dillard's, Inc. Class A                                       18,228
                                 3,000   Dollar General Corp.                                          53,010
                                 1,200   Family Dollar Stores, Inc.                                    31,920
                                 2,183   Federated Department Stores                                  159,359
                                 1,900   JC Penney Co., Inc.                                          114,779
                                 2,900   Kohl's Corp. (a)                                             153,729
                                 2,000   Nordstrom, Inc.                                               78,360
                                   881   Sears Holdings Corp. (a)                                     116,503
                                 7,600   Target Corp.                                                 395,276
                                                                                              ---------------
                                                                                                    1,135,124
-------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%        8,600   Xerox Corp. (a)                                              130,720
-------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              700   Amerada Hess Corp.                                            99,680
Fuels - 7.5%                     2,000   Anadarko Petroleum Corp.                                     202,020
                                 2,800   Apache Corp.                                                 183,428
                                 3,200   Burlington Resources, Inc.                                   294,112
                                 3,000   Chesapeake Energy Corp.                                       94,230
                                19,691   Chevron Corp.                                              1,141,487
                                12,200   ConocoPhillips                                               770,430
                                 4,000   Devon Energy Corp.                                           244,680
                                 2,000   EOG Resources, Inc.                                          144,000
                                 6,000   El Paso Corp.                                                 72,300
                                53,600   Exxon Mobil Corp.                                          3,262,096
                                   926   Kerr-McGee Corp.                                              88,414
                                   800   Kinder Morgan, Inc.                                           73,592
                                 3,136   Marathon Oil Corp.                                           238,869
                                 1,300   Murphy Oil Corp.                                              64,766
                                 3,800   Occidental Petroleum Corp.                                   352,070
                                 1,100   Sunoco, Inc.                                                  85,327
                                 5,400   Valero Energy Corp.                                          322,812
                                 5,100   Williams Cos., Inc.                                          109,089
                                 3,033   XTO Energy, Inc.                                             132,148
                                                                                              ---------------
                                                                                                    7,975,550
-------------------------------------------------------------------------------------------------------------
Paper & Forest                   4,100   International Paper Co.                                      141,737
Products - 0.3%                  1,100   Louisiana-Pacific Corp.                                       29,920
                                 1,800   MeadWestvaco Corp.                                            49,158
                                 2,000   Weyerhaeuser Co.                                             144,860
                                                                                              ---------------
                                                                                                      365,675
-------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%           800   Alberto-Culver Co. Class B                                    35,384
                                 4,000   Avon Products, Inc.                                          124,680
                                                                                              ---------------
                                                                                                      160,064
-------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.2%          13,500   Abbott Laboratories                                          573,345
                                 1,200   Allergan, Inc.                                               130,200
                                   900   Barr Pharmaceuticals, Inc. (a)                                56,682
                                16,700   Bristol-Myers Squibb Co.                                     410,987
                                 9,900   Eli Lilly & Co.                                              547,470
                                 2,900   Forest Laboratories, Inc. (a)                                129,427
                                26,000   Johnson & Johnson                                          1,539,720

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                 2,300   King Pharmaceuticals, Inc. (a)                       $        39,675
                                19,100   Merck & Co., Inc.                                            672,893
                                 2,100   Mylan Laboratories                                            49,140
                                64,300   Pfizer, Inc.                                               1,602,356
                                13,000   Schering-Plough Corp.                                        246,870
                                   800   Watson Pharmaceuticals, Inc. (a)                              22,992
                                11,700   Wyeth                                                        567,684
                                                                                              ---------------
                                                                                                    6,589,441
-------------------------------------------------------------------------------------------------------------
Real Estate - 0.9%                 700   Apartment Investment & Management Co. Class A                 32,830
                                 2,000   Archstone-Smith Trust                                         97,540
                                   800   Boston Properties, Inc.                                       74,600
                                 3,400   Equity Office Properties Trust                               114,172
                                 2,300   Equity Residential                                           107,617
                                 1,700   Kimco Realty Corp.                                            69,088
                                 1,800   Plum Creek Timber Co., Inc.                                   66,474
                                 2,300   Prologis                                                     123,050
                                   800   Public Storage, Inc.                                          64,984
                                 1,500   Simon Property Group, Inc.                                   126,210
                                   900   Vornado Realty Trust                                          86,400
                                                                                              ---------------
                                                                                                      962,965
-------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%               3,100   Burlington Northern Santa Fe Corp.                           258,323
                                 1,900   CSX Corp.                                                    113,620
                                 3,400   Norfolk Southern Corp.                                       183,838
                                 2,200   Union Pacific Corp.                                          205,370
                                                                                              ---------------
                                                                                                      761,151
-------------------------------------------------------------------------------------------------------------
Semiconductors &                 4,000   Advanced Micro Devices, Inc. (a)                             132,640
Semiconductor                    3,000   Altera Corp. (a)                                              61,920
Equipment - 2.8%                 3,100   Analog Devices, Inc.                                         118,699
                                13,800   Applied Materials, Inc.                                      241,638
                                 1,100   Applied Micro Circuits Corp. (a)                               4,477
                                 3,750   Broadcom Corp. Class A (a)                                   161,850
                                 3,646   Freescale Semiconductor, Inc. Class B (a)                    101,249
                                51,800   Intel Corp.                                                1,002,330
                                 1,600   Kla-Tencor Corp.                                              77,376
                                 3,700   LSI Logic Corp. (a)                                           42,772
                                 2,500   Linear Technology Corp.                                       87,700
                                 2,700   Maxim Integrated Products, Inc.                              100,305
                                 5,100   Micron Technology, Inc. (a)                                   75,072
                                 3,200   National Semiconductor Corp.                                  89,088
                                 1,000   Novellus Systems, Inc. (a)                                    24,000
                                 1,600   Nvidia Corp. (a)                                              91,616
                                 1,000   PMC-Sierra, Inc. (a)                                          12,290
                                 2,000   Teradyne, Inc. (a)                                            31,020
                                14,300   Texas Instruments, Inc.                                      464,321
                                 2,800   Xilinx, Inc.                                                  71,288
                                                                                              ---------------
                                                                                                    2,991,651
-------------------------------------------------------------------------------------------------------------
Software - 3.3%                  5,200   Adobe Systems, Inc.                                          181,584
                                 1,900   Autodesk, Inc.                                                73,188
                                 2,100   BMC Software, Inc. (a)                                        45,486
                                 4,200   CA, Inc.                                                     114,282
                                 1,300   Citrix Systems, Inc. (a)                                      49,270

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                Shares
Industry                          Held   Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------
                                 3,700   Compuware Corp. (a)                                  $        28,971
                                 2,600   Electronic Arts, Inc. (a)                                    142,272
                                 1,500   Intuit, Inc. (a)                                              79,785
                                78,200   Microsoft Corp.                                            2,127,822
                                 3,000   Novell, Inc. (a)                                              23,040
                                32,500   Oracle Corp. (a)                                             444,925
                                 1,000   Parametric Technology Corp. (a)                               16,330
                                 9,483   Symantec Corp. (a)                                           159,599
                                                                                              ---------------
                                                                                                    3,486,554
-------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.1%          1,800   AutoNation, Inc. (a)                                          38,790
                                   400   AutoZone, Inc. (a)                                            39,876
                                 2,400   Bed Bath & Beyond, Inc. (a)                                   92,160
                                 3,400   Best Buy Co., Inc.                                           190,162
                                 1,200   Circuit City Stores, Inc.                                     29,376
                                 5,200   The Gap, Inc.                                                 97,136
                                18,700   Home Depot, Inc.                                             791,010
                                 3,200   Limited Brands                                                78,272
                                 6,700   Lowe's Cos., Inc.                                            431,748
                                 2,900   Office Depot, Inc. (a)                                       107,996
                                   500   OfficeMax, Inc.                                               15,085
                                 1,300   RadioShack Corp.                                              24,999
                                   900   The Sherwin-Williams Co.                                      44,496
                                 6,150   Staples, Inc.                                                156,948
                                 3,800   TJX Cos., Inc.                                                94,316
                                 1,100   Tiffany & Co.                                                 41,294
                                                                                              ---------------
                                                                                                    2,273,664
-------------------------------------------------------------------------------------------------------------
Textiles, Apparel &              3,400   Coach, Inc. (a)                                              117,572
Luxury Goods - 0.4%              1,200   Jones Apparel Group, Inc.                                     42,444
                                 1,100   Liz Claiborne, Inc.                                           45,078
                                 1,600   Nike, Inc. Class B                                           136,160
                                   900   VF Corp.                                                      51,210
                                                                                              ---------------
                                                                                                      392,464
-------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage               5,300   Countrywide Financial Corp.                                  194,510
Finance - 1.5%                   8,300   Fannie Mae                                                   426,620
                                 5,900   Freddie Mac                                                  359,900
                                 2,100   Golden West Financial Corp.                                  142,590
                                   700   MGIC Investment Corp.                                         46,641
                                 3,400   Sovereign Bancorp, Inc.                                       74,494
                                 8,461   Washington Mutual, Inc.                                      360,608
                                                                                              ---------------
                                                                                                    1,605,363
-------------------------------------------------------------------------------------------------------------
Tobacco - 1.3%                  18,100   Altria Group, Inc.                                         1,282,566
                                   700   Reynolds American, Inc.                                       73,850
                                 1,400   UST, Inc.                                                     58,240
                                                                                              ---------------
                                                                                                    1,414,656
-------------------------------------------------------------------------------------------------------------
Trading Companies &                700   WW Grainger, Inc.                                             52,745
Distributors - 0.0%
-------------------------------------------------------------------------------------------------------------
Wireless                         3,200   Alltel Corp.                                                 207,200
Telecommunication               25,652   Sprint Nextel Corp.                                          662,848
Services - 0.8%                                                                               ---------------
                                                                                                      870,048
-------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks (Cost - $89,634,443) - 95.9%         102,536,530
-------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of March 31, 2006

                                  Face
                                Amount   Short-Term Securities                                     Value
-------------------------------------------------------------------------------------------------------------
Time Deposits - 4.9%        $5,197,161   State Street Bank & Trust Co., 3.95% due 4/03/2006   $     5,197,161
-------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities
                                         (Cost - $5,197,161) - 4.9%                                 5,197,161
-------------------------------------------------------------------------------------------------------------

                             Number of
                             Contracts   Options Purchased
-------------------------------------------------------------------------------------------------------------
Call Options                    32,994   S&P 500 Index, expiring November 2006 at
Purchased - 18.8%                        USD 1,214.76, Broker HSBC Securities                       3,932,890
                               131,985   S&P 500 Index, expiring November 2006 at
                                         USD 1,214.76, Broker BNP Paribas                          16,205,034
-------------------------------------------------------------------------------------------------------------
                                         Total Options Purchased
                                         (Premiums Paid - $0) - 18.8%                              20,137,924
-------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $94,831,604) - 119.6%          127,871,615
-------------------------------------------------------------------------------------------------------------

                                         Options Written
-------------------------------------------------------------------------------------------------------------
Call Options                    49,491   S&P 500 Index, expiring November 2006 at
Written - (19.1%)                        USD 1,266.99, Broker HSBC Securities                      (3,971,707)
                               197,977   S&P 500 Index, expiring November 2006 at
                                         USD 1,267.54, Broker BNP Paribas                         (16,397,911)
-------------------------------------------------------------------------------------------------------------
                                         Total Options Written
                                         (Premiums Received - $0) - (19.1%)                       (20,369,618)
-------------------------------------------------------------------------------------------------------------
                                         Total Investments, Net of Options Written
                                         (Cost - $94,831,604*) - 100.5%                           107,501,997

                                         Liabilities in Excess of Other Assets - (0.5%)              (554,238)
                                                                                              ---------------
                                         Net Assets - 100.0%                                  $   106,947,759
                                                                                              ===============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 94,836,172
                                                                   ============
      Gross unrealized appreciation                                $ 35,836,492
      Gross unrealized depreciation                                 (23,170,667)
                                                                   ------------
      Net unrealized appreciation                                  $ 12,665,825
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                         Net Activity             Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.              --                  $         2,025
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration        Face           Unrealized
      Contracts       Issue            Date           Value         Appreciation
      --------------------------------------------------------------------------
         16      S&P 500(R) Index    June 2006     $5,177,115       $     36,085
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 22, 2006